UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23583

Mason Capital Fund Trust

(Exact name of registrant as specified in charter)

50 Federal Street, 9th Floor

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Elliot Bruce

Mason Capital Partners

50 Federal Street, 9th Floor

Boston, MA 02110

(Name and address of agent for service)

(617) 228-5190

Registrant’s telephone number, including area code

Date of fiscal year end: 6/30/2024

Date of reporting period: 6/30/2024

Item 1. Reports to Stockholders.

(a)	A copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Fundamentals First ETF
KNOW (Principal U.S. Listing Exchange: CBOE )
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Fundamentals First ETF (the “Fund”) for the period of July 01, 2023, to June 30, 2024 (“Reporting Period”). You can find additional information about the Fund at https://fundamentalsfirstfund.com. You can also request this information by contacting us at 617-228-5190.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamentals First ETF	$36*	1.00%**
* Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
** Percentage shown is annualized.
HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund has been public since late February 2024. Since the Fund does not take oversized positions in any stock and owns a diversified group of companies that have been public for many decades, such a short time period is not indicative of the Fund’s portfolio as a whole. Nonetheless, market conditions during the period were generally positive and a majority of companies within the portfolio provided positive returns.

Top Contributors
↑	Gulf Keystone Petroleum Ltd.; Agilysys, Inc.; Alphabet, Inc.; Taiwan Semiconductor Manufacturing Co. Ltd; Western Midstream Partners LP

Top Detractors
↓	DLH Holdings Corp.; Lincoln Electric Holdings, Inc.; Straumann Holding AG; Banco del Bajio SA; LKQ Corp.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Fundamentals First ETF	PAGE 1	TSR_AR_574817102

CUMULATIVE TOTAL RETURN

Since Inception (02/21/2024)
Fundamentals First ETF NAV	2.88%
Fundamentals First ETF Market	3.11%
S&P 500® Index	10.16%
Visit https://fundamentalsfirstfund.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$2,554,555
Number of Holdings	103
Net Advisory Fee	$7,439
Portfolio Turnover	1%
30-Day SEC Yield	2.22%
Distribution Yield	2.10%
Visit https://fundamentalsfirstfund.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top 10 Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9%
Alphabet, Inc.	1.8%
KLA Corp.	1.8%
Dollarama, Inc.	1.7%
Mettler-Toledo International, Inc.	1.6%
JPMorgan 100% US Treasury Securities Money Market Fund	1.6%
Schneider Electric SE	1.6%
Cie Generale des Etablissements Michelin SCA	1.5%
Enterprise Products Partners LP	1.5%
Cummins, Inc.	1.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fundamentalsfirstfund.com
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Mason Capital Partners documents not be householded, please contact Mason Capital Partners at 617-228-5190, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mason Capital Partners or your financial intermediary.
Fundamentals First ETF	PAGE 2	TSR_AR_574817102

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Jerry Richardson and Mr. Mark Koenig are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and/or other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2024	FYE 6/30/2023
(a) Audit Fees	$12,600	Not applicable
(b) Audit-Related Fees	None	Not applicable
(c) Tax Fees	$3,000	Not applicable
(d) All Other Fees	None	Not applicable

(e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows.

	FYE 6/30/2024	FYE 6/30/2023
Audit-Related Fees	0%	Not applicable
Tax Fees	0%	Not applicable
All Other Fees	0%	Not applicable

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2024	FYE 6/30/2023
Registrant	None	Not applicable
Registrant’s Investment Adviser	None	Not applicable

(h) The audit committee of the board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mr. Jerry Richardson and Mr. Mark Koenig.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

Mason Capital Fund Trust
Financial Statements
June 30, 2024

Fundamentals First ETF
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 81.2%
Communications - 3.2%
Alphabet, Inc. - Class C	250	$45,855
Comcast Corp. - Class A	260	10,182
Meta Platforms, Inc. - Class A	50	25,211
		81,248
Consumer Discretionary - 8.4%
America’s Car-Mart, Inc.(a)	370	22,278
Cie Generale des Etablissements Michelin SCA	995	38,479
Climb Global Solutions, Inc.	379	23,805
Coats Group PLC	26,290	26,320
Dana, Inc.	785	9,514
LKQ Corp.	460	19,131
Martinrea International, Inc.	2,230	18,746
McDonald’s Corp.	120	30,581
Texas Roadhouse, Inc.	155	26,615
		215,469
Consumer Staples - 2.6%
Church & Dwight Co., Inc.	235	24,365
Dollarama, Inc.	465	42,457
		66,822
Energy - 14.7%
APA Corp.	535	15,750
Bonterra Energy Corp.(a)	3,015	11,350
Chord Energy Corp.	105	17,572
Dorchester Minerals LP	955	29,462
Enbridge, Inc.	490	17,439
Energy Transfer LP	2,020	32,764
Enterprise Products Partners LP	1,305	37,819
Gaztransport Et Technigaz SA	165	21,541
Global Partners LP	750	34,223
Gulf Keystone Petroleum Ltd.(a)	8,555	15,908
Keyera Corp.	440	12,186
Kinder Morgan, Inc.	620	12,319
Magnolia Oil & Gas Corp. - Class A	790	20,019
Pembina Pipeline Corp.	495	18,355
TotalEnergies SE - ADR	555	37,007
Vermilion Energy, Inc.	985	10,845
Western Midstream Partners LP	795	31,585
		376,144
Financials - 5.3%
Banco del Bajio SA(b)	4,260	12,993
Commonwealth Bank of Australia	140	11,896
FB Financial Corp.	450	17,563
Lakeland Financial Corp.	255	15,688
Plumas Bancorp	475	17,091

The accompanying notes are an integral part of these financial statements.

1

Fundamentals First ETF
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCK - (Continued)
Financials - (Continued)
Prosperity Bancshares, Inc.	365	$22,316
Sabre Insurance Group PLC(b)	8,370	15,913
SpareBank 1 SR-Bank ASA	1,885	23,057
		136,517
Health Care - 4.1%
Mettler-Toledo International, Inc.(a)	30	41,928
Novartis AG - ADR	230	24,486
Straumann Holding AG	140	17,343
US Physical Therapy, Inc.	225	20,794
		104,551
Industrials - 20.7%
Cummins, Inc.	135	37,385
DLH Holdings Corp.(a)	665	7,022
Emerson Electric Co.	220	24,235
Fastenal Co.	505	31,734
FLEX LNG Ltd.	395	10,681
Graco, Inc.	405	32,108
Grupo Aeroportuario del Pacifico SAB de CV - ADR	150	23,365
Honeywell International, Inc.	115	24,557
Hubbell, Inc.	100	36,548
IDEX Corp.	75	15,090
ITT, Inc.	185	23,898
Lincoln Electric Holdings, Inc.	95	17,921
Nordson Corp.	90	20,875
Norfolk Southern Corp.	65	13,955
Parker-Hannifin Corp.	70	35,407
Schneider Electric SE	165	39,635
SFL Corp. Ltd.	1,800	24,984
Snap-on, Inc.	135	35,288
SThree PLC	4,290	22,343
Tennant Co.	165	16,243
WW Grainger, Inc.	40	36,090
		529,364
Materials - 8.1%
AptarGroup, Inc.	170	23,938
Avery Dennison Corp.	110	24,051
Bioceres Crop Solutions Corp.(a)	1,280	14,349
Givaudan SA - ADR	355	33,622
Labrador Iron Ore Royalty Corp.	1,005	21,378
Linde PLC	85	37,299
Sherwin-Williams Co.	115	34,319
Treatt PLC	3,205	17,401
		206,357

The accompanying notes are an integral part of these financial statements.

2

Fundamentals First ETF
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCK - (Continued)
Technology - 11.8%
Agilysys, Inc.(a)	135	$14,059
Automatic Data Processing, Inc.	140	33,416
Fiserv, Inc.(a)	240	35,770
Garmin Ltd.	190	30,955
KLA Corp.	55	45,348
Lam Research Corp.	25	26,621
Paychex, Inc.	290	34,382
ServiceNow, Inc.(a)	18	14,160
Skyworks Solutions, Inc.	165	17,586
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	280	48,667
		300,964
Utilities - 2.3%
Atmos Energy Corp.	150	17,497
Chesapeake Utilities Corp.	220	23,364
ONE Gas, Inc.	280	17,878
		58,739
TOTAL COMMON STOCKS (Cost $2,077,727)		2,076,175
EXCHANGE TRADED FUNDS - 12.0%
iShares iBonds Dec 2026 Term Corporate ETF	1,285	30,609
iShares iBonds Dec 2027 Term Corporate ETF	1,290	30,612
iShares iBonds Dec 2028 Term Corporate ETF	1,235	30,591
iShares iBonds Dec 2029 Term Corporate ETF	1,350	30,604
iShares iBonds Dec 2030 Term Corporate ETF	1,445	30,721
iShares iBonds Dec 2031 Term Corporate ETF	1,510	30,638
iShares iBonds Dec 2032 Term Corporate ETF	1,245	30,577
iShares iBonds Dec 2033 Term Corporate ETF	1,215	30,618
SPDR ICE Preferred Securities ETF	890	30,198
VanEck Preferred Securities ex Financials ETF	1,755	30,361
TOTAL EXCHANGE TRADED FUNDS (Cost $306,205)		305,529
REAL ESTATE INVESTMENT TRUSTS - 4.5%
Armada Hoffler Properties, Inc.	2,570	28,501
BRT Apartments Corp.	1,030	17,994
Community Healthcare Trust, Inc.	620	14,502
Precinct Properties New Zealand Ltd.	14,220	9,658
Primaris Real Estate Investment Trust	1,635	15,859
Tanger, Inc.	1,025	27,788
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $116,636)		114,302

The accompanying notes are an integral part of these financial statements.

3

Fundamentals First ETF
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
Business Development Companies - 0.6%
Gladstone Investment Corp.	1,165	$16,286
TOTAL Business Development Companies (Cost $16,245)		16,286
SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
JPMorgan 100% US Treasury Securities Money Market Fund – Capital Class, 5.19%(c)	40,393	40,393
TOTAL SHORT-TERM INVESTMENTS (Cost $40,393)		40,393
TOTAL INVESTMENTS - 99.9% (Cost $2,557,206)		$2,552,685
Other Assets in Excess of Liabilities - 0.1%		1,870
TOTAL NET ASSETS - 100.0%		$2,554,555

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $28,906 or 1.1% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

4

FUNDAMENTALS FIRST ETF
Statement of Assets and Liabilities
June 30, 2024

ASSETS:
Investments, at value	$2,552,685
Cash	355
Dividends and interest receivable	3,622
Total assets	2,556,662
LIABILITIES:
Payable to adviser	2,107
Total liabilities	2,107
NET ASSETS	$2,554,555
NET ASSETS CONSISTS OF:
Paid-in capital	$2,558,910
Total accumulated losses	(4,355)
Total net assets	$2,554,555
Net asset	$2,554,555
Shares issued and outstanding(a)	250,000
Net asset value, offering and redemption price per share	$10.22
COST:
Investments, at cost	$2,557,206

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements

5

FUNDAMENTALS FIRST ETF
Statement of Operations
For the Period Ended June 30, 2024(a)

INVESTMENT INCOME:
Dividend income	$24,111
Less: Dividend withholding taxes	(1,679)
Interest income	1,028
Total investment income	23,460
EXPENSES:
Investment advisory fee	7,439
Total expenses	7,439
NET INVESTMENT INCOME	16,021
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from:
Investments	13
Foreign currency translation transactions	(30)
Net realized loss	(17)
Net change in unrealized depreciation on:
Investments	(4,521)
Foreign currency translation	(2)
Net change in unrealized depreciation	(4,523)
Net realized and unrealized loss on investments	(4,540)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,481

(a)	The Fund commenced operations on February 21, 2024.
The accompanying notes are an integral part of these financial statements.

6

FUNDAMENTALS FIRST ETF
Statement of Changes in Net Assets
Period Ended June 30, 2024(a)

OPERATIONS:
Net investment income	$16,021
Net realized loss	(17)
Net change in unrealized depreciation	(4,523)
Net increase in net assets from operations	11,481
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(15,836)
Total distributions to shareholders	(15,836)
CAPITAL TRANSACTIONS:
Subscriptions	2,058,910
Net increase in net assets from capital transactions	2,058,910
NET INCREASE IN NET ASSETS	2,054,555
NET ASSETS:
Beginning of the period(b)	$500,000
End of the period	$2,554,555
SHARES TRANSACTIONS
Subscriptions	200,000
Total increase in shares outstanding	200,000

(a)	The Fund commenced operations on February 21, 2024.
(b)
The Fund was organized with 50,000 shares of beneficial interest on August 7, 2023 for $500,000, which represents the seed investment made by a Principal of the Adviser. The Fund commenced operations on February 21, 2024.

The accompanying notes are an integral part of these financial statements.

7

Fundamentals First ETF
Financial Highlights

Period Ended June 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENTS OPERATIONS:
Net investment income(b)(c)	0.08
Net realized and unrealized gain on investments(d)	0.21
Total from investment operations	0.29
LESS DISTRIBUTIONS FROM:
From net investment income	(0.07)
Total distributions	(0.07)
Net asset value, end of period	$10.22
Total return(e)	2.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,555
Ratio of expenses to average net assets(f)(g)	1.00%
Ratio of net investment income to average net assets(f)(g)	2.15%
Portfolio turnover rate(e)(h)	1%

(a)	The Fund commenced operations on February 21, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

FUNDAMENTALS FIRST ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2024
1. ORGANIZATION
Fundamentals First ETF (the “Fund”) is a diversified series of Mason Capital Fund Trust (the “Trust”). The Trust was organized on September 22, 2022, as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund commenced operations on February 21, 2024 and seeks to generate income and capital growth. The Fund primarily invests in publicly-traded equity securities and fixed income securities. The majority of the Fund’s assets are expected to be held in equities with the balance allocated to fixed income securities. The Fund expects to invest in both U.S. and non-U.S. based companies. Albert D. Mason Inc., doing business as Mason Capital Partners, serves as the Fund’s investment advisor (the “Adviser”). Organizational costs that were incurred to establish the Fund to enable them to legally do business were paid for by the Adviser. These payments are not recoupable by the Adviser.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
Shares of the Fund are listed and traded on the Chicago Board Options Exchange (“the “Exchange”) under the symbol KNOW. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income and income from underlying investment companies is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Distributions received from the Fund’s investments and Real Estate Investment Trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities.
Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. The Fund intends to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

9

FUNDAMENTALS FIRST ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
Federal Income Taxes: The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended June 30, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended June 30, 2024, the Fund did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2024, the Fund did not incur any interest or penalties.
Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Fund’s Statement of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Valuation: The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.
Guarantees and Indemnifications: In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal year period ended June 30, 2024, no adjustments were required to be made to the Statement of Assets and Liabilities due to permanent differences between distributable earnings and capital stock.
3. SECURITIES VALUATION
Investment Valuation: The Fund calculates its NAV each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Trust’s Board of Trustees (the “Board”). If a market quotation is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a

10

FUNDAMENTALS FIRST ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Fund are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.
If market quotations are not readily available, a security will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
Fair Valuation Measurement:
The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

11

FUNDAMENTALS FIRST ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2024:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,076,175	$ —	$ —	$2,076,175
Exchange Traded Funds	305,529	—	—	305,529
Real Estate Investment Trusts	114,302	—	—	114,302
Closed End Funds	16,286	—	—	16,286
Short Term Investments	40,393	—	—	40,393
Total Assets	$2,552,685	$—	$—	$2,552,685

Refer to the Schedule of Investments for additional information.
4. OTHER RELATED PARTY TRANSACTIONS
The Adviser serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment management services to the Fund and oversees the day-to-day operations of the Fund, subject to the supervision of the Board and the officers of the Trust. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a monthly unitary management at an annual rate of 1.00% based on the Fund’s average daily net assets for services provided to the Fund. The Adviser bears the costs of all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses and expenses incidental to a meeting of the Fund’s shareholders.
Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the Fund for serving in such capacities. Each current Independent Trustee of the Board is paid $2,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. Independent Trustee fees are paid by the Adviser through the unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board. The Trust does not have a bonus, profit sharing, pension or retirement plan.
5. SERVICE AND CUSTODY AGREEMENTS
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (“USB”), an affiliate of Fund Services. Under these agreements, Fund Services and USB provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly owned broker-dealer subsidiary of Foreside Financial Group, LLC (“Foreside”), doing business as ACA Foreside, a division of ACA Group.
The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Fund and there is no current intention to implement the Rule 12b-1 Plan.
6. INVESTMENT TRANSACTIONS
For the period ended June 30, 2024, the aggregate purchases and sales of investments in the Fund, excluding in-kind and short-term securities, were $13,395 and $14,205, respectively. For the period ended June 30, 2024, the purchases of in-kind securities in the Fund were $2,524,046. There were no in-kind sales of securities in the Fund.

12

FUNDAMENTALS FIRST ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
For the period ended June 30, 2024, there were no long-term purchases or sales of U.S. Government Securities in the Fund.
7. INCOME TAX INFORMATION
The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of June 30, 2024, were as follows:

Tax cost of investments	$2,557,206
Gross unrealized appreciation	99,704
Gross unrealized depreciation	(104,225)
Net unrealized appreciation/(depreciation)	$(4,521)
Undistributed ordinary income	215
Undistributed long-term capital gain	—
Total distributable earnings	215
Other accumulated gain/(loss)	(49)
Total accumulated earnings/(losses)	$(4,355)

Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At June 30, 2024, the Fund deferred, on a tax basis, no post-October losses.
At June 30, 2024, the Fund had short-term capital loss carryforwards on a tax basis of $47 which does not expire.
The tax character of distributions paid by the Fund was as follows:

Period Ended June 30, 2024
Distributions paid from:
Ordinary Income	$15,836
Long-Term Capital Gains	—
Return of Capital	—
Total Distributions paid	$15,836

8. PRINCIPAL INVESTMENT RISKS
Shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in the Fund’s prospectus under the heading “Principal Investment Risks”.
9. SUBSEQUENT EVENTS
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments or disclosures were required to the financial statements.

13

FUNDAMENTALS FIRST ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of Fundamentals First ETF and
Board of Trustees of Mason Capital Fund Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fundamentals First ETF (the “Fund”), a series of Mason Capital Fund Trust, as of June 30, 2024, the related statement of operations, changes in net assets, and the financial highlights for the period from February 21, 2024 (commencement of operations) through June 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations, the changes in net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.

Philadelphia, Pennsylvania
August 28, 2024

14

FUNDAMENTALS FIRST ETF
BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
In connection with the meeting of the Board of Trustees (the “Board”) of Mason Capital Fund Trust (the “Trust”) held on May 31, 2023 (the “Meeting”), the Board discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Mason Capital Partners (“Mason Capital”) and the Trust, with respect to the Fundamentals First ETF (the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.
The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement on behalf of the Fund and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.
Nature, Extent and Quality of Services. The Board noted that Mason Capital was a registered investment adviser with the SEC and managed approximately $200 million in assets. The Board reviewed the background information of Mason Capital’s key investment professionals proposed to service the Fund, noting their satisfaction with the individuals’ educations and wide range of industry experience. The Board acknowledged that Mason Capital’s research process included a review of publicly available information published by public companies. The Board noted that Mason Capital intended to invest in bond ETFs as an alternative to individual bonds as a way to facilitate better liquidity and tighter spreads for investors of the Fund and that Mason Capital was expected to invest in money market funds for cash-sweep purposes and for the fixed income component. The Board noted that Mason Capital did not have any compliance issues within the past two years. The Board reviewed Mason Capital’s strategies to manage risks and its disaster recovery and cybersecurity plans. The Board acknowledged Mason Capital’s assertion that it used an industry leading firewall that included an intrusion detection system to monitor the network for any unauthorized attempt to access the network. The Board noted Mason Capital’s assertion that it expected to place advertisements in various publications and would work with various brokers and financial advisers as part of its marketing efforts. The Board concluded that it could expect Mason Capital to provide quality service to the Fund and its shareholders.
Performance. The Board noted that the Fund was not yet operational, so it did not have any annual returns. The Board reviewed the annualized returns for comparable accounts and benchmarks, including the Mason Capital Partners Balanced Composite, S&P Total Return, 70/30 S&P Total Return and Barclays Capital Aggregate Bond Index. The Board acknowledged Mason Capital’s assertion that the composite scores were being finalized and any adjustments were not expected to have a material impact on the reported figures. The Board noted that for the 1-year period ended December 31, 2022, the Mason Capital Partners Balanced Composite outperformed the primary and secondary benchmarks. After discussion, the Board recognized that Mason Capital could be expected to provide reasonable long-term results for the Fund and its shareholders.
Fees and Expenses. The Board reviewed Mason Capital’s proposed advisory fee of 1.00% for the Fund, observing that it was slightly higher than the advisory fees of Horizon Kinetics Inflation Beneficiaries ETF and Motley Fool Global Opportunities ETF, but lower than the advisory fees of Morgan Stanley Investment Funds Global Balanced Fund A and on par with the largest of three private funds managed by Mason Capital: Delphi Investment Group. The Board noted that the proposed fee was a unitary fee, which would result in Mason Capital being responsible for the Fund’s operational expenses. Given these considerations, the Board concluded that Mason Capital’s proposed advisory fee was not unreasonable.
Profitability. The Board discussed that Mason Capital did not expect to derive any profits from its services to the Fund for the first 12 months of operations or in the second year. The Board concluded that excessive profitability from Mason Capital’s relationship with the Fund was not an issue at this time.
Economies of Scale. The Board reviewed Mason Capital’s asset projections and noted Mason Capital’s assertion that the asset levels at which economies of scale would be achieved were unlikely to be realized in the near term. The Board considered Mason Capital’s willingness to discuss the matter of economies as the Fund’s size materially increased. The Board agreed to monitor and revisit this issue at the appropriate time.

15

FUNDAMENTALS FIRST ETF
BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)
Conclusion. Having requested and received such information from Mason Capital as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that Mason Capital’s advisory fee for the Fund was not unreasonable, and that approval of the Advisory Agreement was in the best interest of future shareholders of the Fund.

16

FUNDAMENTALS FIRST ETF
ADDITIONAL UNAUDITED INFORMATION
June 30, 2024
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website www.fundamentalsfirstfund.com.
FEDERAL TAX INFORMATION
For the fiscal period ended June 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00% for the Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended June 30, 2024, was 37.04% for the Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00% for the Fund.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Fund uses to determine how to vote proxies related to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling 1-617-228-5190, by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www. fundamentalsfirstfund.com. Information on how the Fund voted proxies related to portfolio securities during the period ended June 30 is available without charge, upon request, by calling 1-617-228-5190 or by accessing the website of the SEC.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Code of Ethics that is subject of the disclosure required by Item 2. Filed herewith.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Mason Capital Fund Trust

By (Signature and Title)*	/s/ Elliot Bruce
Elliot Bruce, Principal Executive Officer

Date	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Elliot Bruce
Elliot Bruce, Principal Executive Officer

Date	September 6, 2024

By (Signature and Title)*	/s/ Gregg Picillo
Gregg Picillo, Principal Financial Officer

Date	September 6, 2024